Property, Plant and Equipment, net - Additional Information (Details) (Detail) R$ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 20, 2017 MXN ($) Transponder	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 BRL (R$)	Oct. 20, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Methods used to determine stage of completion of construction in progress		The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
Estimated useful life of property, plant and equipment decription		Seven years
Estimated useful life of property, plant and equipment		7
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest amortization period		7
Star One D2 satellite [member] | Star one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, investment capitalized		$ 2,896,399	R$ 551,528	$ 916,240	R$ 153,179
Star One D2 satellite [member] | Star one [member] | Space Systems Loral [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of transponders | Transponder	52
Network Capacity	20
Estimated cost of project	$ 6,391,104					$ 323,000
Land and buildings and other equipment [member] | Claro Brasil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged in guarantee of legal proceedings | $		$ 3,166,882		$ 3,521,082